Offerings	May 07, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(a) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrants hereby defer payment of the registration fee required in connection with this Registration Statement. (b) There is being registered hereunder such indeterminate number or amount of debt securities, preferred stock, common stock, depositary shares and warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Notes 1(a) and 1(b).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Notes 1(a) and 1(b).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Notes 1(a) and 1(b). The depositary shares being registered will be evidenced by depositary receipts issued under a depositary agreement. If Chord Energy Corporation elects to offer fractional interests in shares of preferred stock to the public, depositary receipts will be distributed to the investors purchasing the fractional interests, and the shares will be issued to the depositary under the depositary agreement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Notes 1(a) and 1(b). Pursuant to Rule 457(g) under the Securities Act of 1933, as amended, no separate registration fee is required with respect to the warrants.